Other investments	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Other investments	Other investments

				$ million
		2020		2019
	Current	Non-current	Current	Non-current
Equity investments[a]	—	913	—	571
Contingent consideration	317	1,682	122	476
Other	16	151	47	229
	333	2,746	169	1,276
[a]    Approximately half of the group's equity investments are unlisted.
Contingent consideration relates to amounts arising on disposals which are financial assets classified as measured at fair value through profit or loss. The fair value is determined using an estimate of discounted future cash flows that are expected to be received and is considered a level 3 valuation under the fair value hierarchy. Future cash flows are estimated based on inputs including oil and natural gas prices, production volumes and operating costs related to the disposed operations. The discount rate used is based on a risk-free rate adjusted for asset-specific risks. The contingent consideration principally relates to the disposal of our Alaskan business.
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2020	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	3,079	—	3,079
Loans		929	369	—	1,298
Trade and other receivables	20	20,252	—	—	20,252
Derivative financial instruments	30	—	10,049	2,698	12,747
Cash and cash equivalents	25	24,905	6,206	—	31,111
Financial liabilities
Trade and other payables	22	(44,960)	—	—	(44,960)
Derivative financial instruments	30	—	(8,320)	(82)	(8,402)
Accruals		(5,502)	—	—	(5,502)
Lease liabilities	28	(9,262)	—	—	(9,262)
Finance debt	26	(72,664)	—	—	(72,664)
		(86,302)	11,383	2,616	(72,303)
29. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2019	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	1,445	—	1,445
Loans		906	63	—	969
Trade and other receivables	20	24,271	—	—	24,271
Derivative financial instruments	30	—	9,984	483	10,467
Cash and cash equivalents	25	18,183	4,289	—	22,472
Financial liabilities
Trade and other payables	22	(55,891)	—	—	(55,891)
Derivative financial instruments	30	—	(8,122)	(676)	(8,798)
Accruals		(6,062)	—	—	(6,062)
Lease liabilities	28	(9,722)	—	—	(9,722)
Finance debt	26	(67,724)	—	—	(67,724)
		(96,039)	7,659	(193)	(88,573)